Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Common stock, shares authorized	100,000,000	40,000,000
Common stock, shares, issued	46,100,173	27,150,080
Common stock, shares outstanding	46,100,173	27,150,080